                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1850
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

May 8, 2002



To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2002.

Net investment income for the period was $678,322 or $.54 per share compared with $690,986 or $.55 per share last year. The $12,664 decrease resulted primarily from lower interest income. Interest income continues to decrease as bonds purchased in recent years yield less than the matured or called bonds which they replaced.

The net asset value of the Fund was $26,545,876 or $20.95 per share at March 31, 2002, a decrease of $181,284 or $.14 per share from September 30, 2001. This change was the result of unrealized depreciation of investments of $439,077 due to an increase in market interest rates offset by two items, undistributed income of $234,782 declared as a dividend after March 31, 2002, and realized gains of $23,011. As of March 31, 2002, the weighted average annual yield on the Fund's portfolio was 5.9% based on cost and 5.6% based on market value, and the weighted average maturity was 9.7 years.

During the period, seven bonds were fully or partially called or matured. The $1,170,000 proceeds from these dispositions were reinvested in bonds maturing in eighteen to twenty-one years. Portfolio turnover for the six-month period was 4.3%.

In November 2001, the Board of Directors declared quarterly dividends which total $1.05 per share for the year ending September 30, 2002. The $1.05 is subject to revision in September 2002 based on the actual net investment income for the year. Dividends of $.35 per share have been paid during the six months ended March 31, 2002. Dividends are paid quarterly on the first business day of November, February, May and August.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held December 12, 2001. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors, and the selection of PricewaterhouseCoopers LLP as independent auditors was ratified and confirmed.

If you have any questions concerning the Fund or the attached information, please feel free to call me.

On behalf of the Board of Directors,


/s/ Joel D. Tauber
Joel D. Tauber
President

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2002




ASSETS

Investments in securities, at fair value (cost $24,580,245)      $ 25,936,882
Cash                                                                  110,491
Accrued interest receivable                                           497,877
Other assets                                                              626
                                                                 ------------

   Total assets                                                    26,545,876
                                                                 ------------
LIABILITIES

   Total liabilities                                                        0
                                                                 ------------

Net assets applicable to outstanding capital shares,
equivalent to $20.95 per share based on 1,267,258
shares of capital stock outstanding                              $ 26,545,876
                                                                 ============


The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2002




Interest income                                                                                        $   718,906
Expenses
  Legal and accounting                                                                     29,691
  Custodial fee                                                                             7,500
  Directors' fees                                                                           2,000
  Miscellaneous expense                                                                     1,393
                                                                                      -----------
    Total expenses                                                                                          40,584
                                                                                                       -----------
    Net investment income                                                                                  678,322

Realized gain on investments
  Proceeds from calls and maturity                                                      1,170,000
  Cost of securities called or matured                                                  1,146,989
                                                                                      -----------
    Realized gain on investments                                                                            23,011

Unrealized depreciation of investments
  Investments held, March 31, 2002
    At cost                                                                            24,580,245
    At fair value                                                                      25,936,882
                                                                                      -----------
    Unrealized appreciation, March 31, 2002                                             1,356,637
      Less unrealized appreciation, September 30, 2001                                  1,795,714
                                                                                      -----------
    Unrealized depreciation of investments                                                                (439,077)
                                                                                                       -----------
    Net loss on investments                                                                               (416,066)
                                                                                                       -----------

  Increase in net assets resulting from operations                                                     $   262,256
                                                                                                       ===========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2002 AND 2001


                                                                             2002               2001
Net assets, beginning of period                                         $ 26,727,160       $ 25,914,265
                                                                        ------------       ------------

Changes in net assets from operations
  Net investment income                                                      678,322            690,986
  Net realized gain on investments                                            23,011              7,346
  Changes in unrealized appreciation (depreciation) of investments          (439,077)           614,700
                                                                        ------------       ------------

    Net increase in net assets resulting from operations                     262,256          1,313,032

  Changes in net assets from capital transactions
    Dividends declared from net investment income                           (443,540)          (481,558)
                                                                        ------------       ------------

      Net increase (decrease) in net assets                                 (181,284)           831,474
                                                                        ------------       ------------

      Net assets, end of period                                         $ 26,545,876       $ 26,745,739
                                                                        ============       ============



The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


 1.    SIGNIFICANT ACCOUNTING POLICIES

       Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

       SECURITY VALUATION
       The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer.

       FEDERAL INCOME TAXES
       It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

       OTHER
       The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

       ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS




 2.    NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES

       Details of net assets applicable to outstanding capital shares are as follows:


Capital stock, $.02 par value; 3,000,000 shares authorized;
1,267,258 shares issued and outstanding at March 31, 2002                               $      25,345
Additional paid-in capital                                                                    730,733
Retained earnings prior to July 1, 1979                                                    24,093,500
Accumulated undistributed net investment income                                               474,931
Accumulated undistributed net realized loss from
securities transactions                                                                      (135,270)
Net unrealized appreciation of investments, March 31, 2002                                  1,356,637
                                                                                         ------------

    Net assets, March 31, 2002                                                           $ 26,545,876
                                                                                         ============






 3.    PURCHASES AND DISPOSITIONS OF SECURITIES

       The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,137,041 and $1,170,000, respectively.

 4.    PORTFOLIO MANAGER

       The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

 5.    RELATED PARTIES

       Legal and accounting expenses incurred include $12,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
 MARCH 31, 2002


                  LONG-TERM STATE AND                                    PRINCIPAL                           FAIR
                 MUNICIPAL OBLIGATIONS                                    AMOUNT            COST            VALUE

Capac, Michigan, Community School District, 6.25%, July 2003            $  100,000      $    96,920     $   101,935
Central Michigan University, 5.3%, October 2006                             70,000           66,345          72,033
Crosswell and Lexington, Michigan, Community Schools Building
  and Site, 6%, May 2016                                                   500,000          500,000         511,615
Dearborn, Michigan, Sewage Disposal System Revenue, 5.125%,
  April 2016                                                               110,000          101,748         110,452
Detroit, Michigan, FSA, Series A, 5%, April 2019                           640,000          601,811         624,166
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                 520,000          516,001         546,042
Detroit, Michigan, City School District, 4.95%, May 2005                   200,000          186,398         208,624
Detroit, Michigan, City School District, 5.5%, May 2020                    385,000          398,463         393,170
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013               20,000           21,345          21,202
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013               80,000           85,381          84,042
Detroit, Michigan, Sewage Disposal, Series B, 5.25%, July 2015             500,000          484,270         506,880
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                250,000          250,000         241,328
Detroit, Michigan, Water Supply System, Series A, 5.5%, July 2015          330,000          347,150         340,511
Dundee, Michigan, Community School District, 5.375%, May 2020              365,000          359,525         367,737
Jackson County, Michigan, 5%, April 2006                                   300,000          277,173         306,804
Kalamazoo, Michigan, Hospital Finance Authority, 5.25%, May 2018           270,000          262,475         268,774
Lansing, Michigan, School District, 6.8%, May 2004                         460,000          512,067         494,077
Lincoln, Michigan, Consolidated School District, 5%, May 2018              170,000          170,000         166,469
Livonia, Michigan, Public Schools School District, 5.75%, May 2018         380,000          395,200         397,742
Madison, Michigan, District Public Schools, 5.125%, May 2018               750,000          711,555         744,570
Michigan Municipal Bond Authority Revenue, Local Government
  Wayne County, PJ-GRP 1213, 7.4%, December 2002                           390,000          386,552         392,937
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
  6.5%, October 2010                                                       550,000          599,769         604,180
Michigan Municipal Bond Authority Revenue, State Revolving Fund,
  6.55%, October 2013                                                      100,000          109,445         104,228
Michigan Municipal Bond Authority Revenue, Local Government
  Loan Program, 6%, December 2013                                          130,000          134,940         141,144
Michigan Municipal Bond Authority Revenue, Local Government
  Loan Program, 5.375%, November 2017                                      150,000          154,161         153,909
Michigan Public Power Agency Revenue, Belle River, 5.25%,
  January 2018                                                             425,000          410,418         436,424
Michigan State Building Authority Revenue, 5.125%, October 2008            100,000           91,772         103,427
Michigan State Building Authority Revenue, Series I, 5.875%,
  October 2008                                                             400,000          428,888         415,488
Michigan State Building Authority Revenue, Series I, 5.2%, October 2009    500,000          524,260         516,915
Michigan State Building Revenue, Series I, 5.3%, October 2012              500,000          418,505         524,320
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.375%, April 2004                                               70,000           71,537          72,113
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.6%, April 2006                                                500,000          489,640         515,755
Michigan State University Revenue, 6.125%, August 2010                   1,200,000        1,190,892       1,230,948
Michigan State Trunk Line, Series A, 5.75%, October 2012                   190,000          188,991         193,526
Michigan State Trunk Line, Series A, 5.75%, October 2012                    60,000           59,682          60,901
Michigan State Trunk Line, Series A, 4.75%, November 2020                  120,000          107,835         111,970
Michigan State House of Representatives Certificates of Participation,
  5%, August 2020                                                          460,000          406,525         445,418
Pinckney, Michigan, Community Schools, Livingston and Washtenaw
  Counties, 5.5%, May 2004                                                 300,000          268,500         303,558


KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED



                  LONG-TERM STATE AND                                    PRINCIPAL                           FAIR
                 MUNICIPAL OBLIGATIONS                                    AMOUNT            COST            VALUE

Plymouth-Canton, Michigan, Community School District, 5.5%, May 2013  $    100,000   $     104,191   $     104,928
Portage, Michigan, Public Schools, 5.7%, May 2012                          230,000         227,619         242,121
Saginaw Valley State University General Revenue, Michigan, 5.25%
  July 2019                                                                610,000         569,478         610,805
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018             150,000         136,501         146,112
Wayland, Michigan, Unified School District, 5.125%, May 2017             1,025,000         976,231       1,026,630
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
  December 2015                                                            135,000         136,832         137,434
West Bloomfield, Michigan, School District, 5%, May 2006                   100,000          92,357         104,695
Wyandotte, Michigan, Downtown Development, 6.25%,
  December 2008                                                            750,000         727,440         837,540
Alaska State Housing Finance Corporation, 6.1%, June 2007                  105,000         105,000         107,768
Alaska State Housing Finance Corporation, 6.2%, June 2008                  200,000         200,000         206,160
District of Columbia, MBIA, Series B, 6.3%, June 2007                      250,000         263,923         256,785
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014         750,000         724,900         823,507
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008         290,000         258,381         298,642
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009         700,000         622,804         723,156
Maryland State Health and Higher Educational Facilities Authority
  Revenue Johns Hopkins Hospital Redevelopment Issue,
  6.625%, July 2008                                                        345,000         345,000         370,682
Mercer County, New Jersey, Improvement Authority Revenue,
  State Justice Complex, 6.4%, January 2018                                500,000         463,270         554,785
Akron, New York, Central School District, 5.9%, June 2014                  100,000         108,776         106,485
Metropolitan Transportation Authority, New York, Commuter
  Facilities Revenue, 5.25%, July 2017                                     310,000         299,541         314,250
Monroe County, New York, Water Improvement, 5.5%, December 2008            610,000         589,034         635,248
New York, New York, City Municipal Water Authority, Water and
  Sewer System Revenue, 5.625%, June 2019                                  945,000         975,732         968,323
New York, New York, City Municipal Water Finance Authority,
  Water and Sewer System Revenue, 5.125%, June 2022                        205,000         194,549         201,060
New York State Refunding, 6.1%, November 2008                              500,000         500,000         517,805
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
  Center, U. S. Treasury, 6.25%, July 2011                                 775,000         770,009         836,209
Puerto Rico Commonwealth Highway and Transportation Authority
  Highway Revenue, 6.25%, July 2012                                        500,000         544,085         573,180
Puerto Rico Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing Authority, 1998
Series A, 5.375%, October 2013                                             435,000         454,144         459,821
Puerto Rico Public Finance Corporation Commonwealth
  Appropriation, 5.375%, June 2017                                         565,000         560,231         599,589
Met. Government Nashville and Davidson County, Tennessee,
  Health and Educational Facilities Board Revenue, Meharry
  Medical College-HEW, collateralized, 7.875%, December 2004               105,000         102,059         112,104
Austin, Texas, Utility System Revenue, 6%, April 2006                      500,000         474,565         542,530
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
  February 2020                                                            480,000         488,578         477,720
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006            200,000         178,876         205,474
                                                                      ------------   -------------   -------------

  Total investments                                                   $ 25,015,000   $  24,580,245   $  25,936,882
                                                                      ============   =============   =============



KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                          SIX MONTHS
                                                            ENDED                     YEARS ENDED SEPTEMBER 30,
                                                           3/31/02              ----------------------------------------
                                                         (UNAUDITED)            2001        2000        1999        1998

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                    $    21.09           $  20.45   $   20.47    $  21.46      $21.40

Net investment income                                         0.54               1.09        1.13        1.13        1.18
Net realized and unrealized gain (loss) on investments       (0.33)              0.67       (0.03)      (0.98)       0.21
                                                        ----------           --------   ---------    --------     -------

  Total from investment operations                            0.21               1.76        1.10        0.15        1.39
                                                        ----------           --------   ---------    --------     -------
Less distributions from
  Net investment income                                      (0.35)             (1.12)      (1.12)      (1.14)      (1.21)
  Net realized gain on investments                               -                  -           -           -       (0.12)
                                                        ----------           --------   ---------    --------     -------

  Total distributions                                        (0.35)             (1.12)      (1.12)      (1.14)      (1.33)

Net asset value, end of period                          $    20.95           $  21.09   $   20.45    $  20.47      $21.46
                                                        ==========           ========   =========    ========      ======
TOTAL RETURN PER SHARE NET ASSET VALUE (a)                     1.0%(c)            8.6%        5.4%        0.7%        6.5%


RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in 000s)                       $ 26,546          $  26,727   $  25,914   $  25,944     $27,191
Ratio of net investment income to average net assets           5.4%(b)            5.2%        5.5%        5.4%        5.5%
Ratio of expenses to average net assets                        0.3%(b)            0.2%        0.2%        0.2%        0.2%
Portfolio turnover rate                                        4.3%(c)           11.4%        7.2%       21.6%       13.8%


(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b) Annualized

(c) Not annualized